Organization - Additional Information (Detail)		12 Months Ended
	Feb. 28, 2012 Class	Dec. 31, 2015 Class shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Dec. 31, 2012 shares
Significant Accounting Policies [Line Items]
Number of share classes | Class	4	2
Class D [Member]
Significant Accounting Policies [Line Items]
Number of units outstanding		0	0	0	23.012
Meritage Futures Fund LP [Member] | Class D [Member]
Significant Accounting Policies [Line Items]
Number of units outstanding		0	0	0